Schedule of Realized Capital Gains and Losses by Transaction Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Impairment write-downs	$ (3,431)	$ (5,144)	$ (18,129)
Change in intent write-downs	(5,515)	(310)	(1,449)
Net other-than-temporary impairment losses recognized in earnings	(8,946)	(5,454)	(19,578)
Sales	33,806	9,230	38,631
Valuation of derivative instruments	(9,965)	13,966	16,552
Settlements of derivative instruments	16	1	(1,456)
EMA limited partnership income			8,758
Realized capital gains and losses	$ 14,911	$ 17,743	$ 42,907